S000003997 [Member] Expense Example - Putnam Sustainable Retirement 2045 Fund	Jul. 31, 2025 USD ($)
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	1,467
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,746
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	478
Expense Example, with Redemption, 10 Years	1,293
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	657
Expense Example, with Redemption, 3 Years	831
Expense Example, with Redemption, 5 Years	1,153
Expense Example, with Redemption, 10 Years	2,064
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	2,199
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	825
Expense Example, with Redemption, 10 Years	2,019
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	478
Expense Example, with Redemption, 10 Years	1,293
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	$ 1,175